BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2025	2024

Other current assets - main shareholders (Note 6)	$129	$134
Other current liabilities - subleasing income received in advance from an entity controlled by main shareholders (None 13)	$35	$30
Other current liabilities - management fee payable to an entity controlled by main shareholder (Note 13)	$698	$427
Loans and accrued expenses from main shareholder (Note 14)	$752	$-
Convertible debentures issued to main shareholders (Note 15)	$487	$446
Derivative warrants liabilities and prefunded warrants issued to main shareholders (Note 16)	$314	$914

Disclosure of transactions between related parties [Table Text Block]
	Year ended December 31,
	2025	2024	2023

General and administrative expenses - management fee (1)	$536	$498	$641
Selling and marketing expenses - management fee (2)	$68	$62	$10
General and administrative expenses - sublease income (3)	$133	$40	$-
Finance income (expense) - Interest in income (expenses) and discount amortization expenses on loans granted to (received from) main shareholders	$(46)	$(53)	$45
Finance income - Revaluation of derivative warrants liabilities granted to main shareholders	$103	$155	$1,450
Finance (income) expenses - Revaluation of prefunded warrants granted to main shareholder	$(124)	$56	$-
Finance expenses - Extension fee and discount amortization expenses in respect of convertible debentures granted to main shareholders	$123	$87	$-
Finance expenses - Compensation expenses in respect of guarantees granted by main shareholder	$-	$758	$-

(1)	Includes compensation for management services incurred indirectly by an entity controlled by the main shareholder.

(2)
On November 1, 2023, IMC Holdings signed a service agreement with a relative of one of the Company's main shareholders (the “Relative”) according to which the Relative provides IMC Holdings with strategy and marketing services within a defined hourly cap as set in the agreement, in return for a fixed monthly amount of NIS 14,000 plus VAT over a period commencing on the aforementioned date through March 31, 2026 unless the Company determines to terminate the agreement in early written notice of 15 days.

A.	Balances and transactions:

(3)
Includes income from subleasing of portion of premises to an entity controlled by the main shareholder based on sublease agreement executed on August 15, 2024, pursuant to IMC Holdings entitles to receive a monthly lease fee over the Initial Lease Period and the Option Period was determined at a fixed amount of NIS 17 thousand linked to Israeli Consumer Price Index (ICPI) plus VAT over a lease period commenced on August 18, 2024 through August 18, 2025 (the “Initial Lease Period”) which may be extended through August 18, 2026 (the “Option Period”). To fulfill its obligations under the sublease agreement, the lessor has invented a bank guarantee, autonomous, unconditional, prepared for the benefit of IMC Holdings, in total amount equal to four monthly lease fee which will be expired 60 days following the Initial Lease Period or the Option Period.

For more information regarding the first amendment of the sublease agreement, see Note 24D below.

(4)
For more information regarding execution of Note Purchase Agreement with certain investor, pursuant to which the Company issued a convertible note in aggregate principal amount of approximately US$1,710 thousand (approximately $2,341) and 321,821 warrants, see Note 24B below.

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2025	2024	2023

Payroll and related expenses	$1,293	$1,094	$704

Share-based compensation	$10	$63	$513

Professional fees (*)	$912	$724	$852

(*)	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.